UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Route One Investment Company, L.P.

Address:   One Letterman Drive
           Bldg. D-Main, Suite 200
           San Francisco, CA 94129


Form 13F File Number: 28-14266


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Sean Barron
Title:  Chief Financial Officer
Phone:  (415) 796-6800

Signature,  Place,  and  Date  of  Signing:

/s/ Sean Barron                    San Francisco, CA                  2/1/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              17

Form 13F Information Table Value Total:  $      431,874
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

             COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                             VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
iShares Russell 2000 Index Fund    COMM           464287655   29,500   400,000 SH  PUT  SOLE                  400,000      0    0
PNC Financial Services Group, Inc. COMM           693475105    3,922    68,000 SH  CALL SOLE                   68,000      0    0
Microsoft Corporation              COMM           594918104   12,980   500,000 SH  CALL SOLE                  500,000      0    0
State Street Corporation           COMM           857477103   53,769 1,333,875 SH       SOLE                1,333,875      0    0
The Charles Schwab Corporation     COMM           808513105   10,810   960,000 SH       SOLE                  960,000      0    0
Newell Rubbermaid Inc.             COMM           651229106   22,061 1,366,000 SH       SOLE                1,366,000      0    0
Intralinks Holdings, Inc.          COMM           46118H104    1,451   232,529 SH       SOLE                  232,529      0    0
Pacific Capital Bancorp            COMM           69404P200    7,555   267,530 SH       SOLE                  267,530      0    0
Nielsen Holdings N.V.              COMM           N63218106    9,349   314,880 SH       SOLE                  314,880      0    0
Microsoft Corporation              COMM           594918104   48,260 1,859,000 SH       SOLE                1,859,000      0    0
Oracle Corporation                 COMM           68389X105   40,617 1,583,500 SH       SOLE                1,583,500      0    0
Expedia, Inc.                      COMM           30212P303   23,666   815,498 SH       SOLE                  815,498      0    0
Visa Inc.                          COMM           92826C839   43,394   427,404 SH       SOLE                  427,404      0    0
Progressive Waste Solutions Ltd.   COMM           74339G101   29,195 1,490,315 SH       SOLE                1,490,315      0    0
TripAdvisor Inc.                   COMM           896945201   20,811   825,498 SH       SOLE                  825,498      0    0
Molson Coors Brewing Company       COMM           60871R209   15,794   362,737 SH       SOLE                  362,737      0    0
News Corporation                   COMM           65248E203   58,740 3,231,000 SH       SOLE                3,231,000      0    0


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